Subsequent Events - Summary of Main Balances (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about unconsolidated subsidiaries [line items]
Assets	R$ 1,334,878	R$ 430,409
Liabilities	264,994	124,674
Equity	1,069,884	305,735	R$ 241,168	R$ 184,783
Net revenue	380,981	244,382	159,270
Profit (loss) for the year	(82,916)	R$ 43,640	R$ 74,395
Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Assets	1,105
Liabilities	2,065
Equity	(961)
Net revenue	4,387
Profit (loss) for the year	R$ (1,750)